EVENTS AFTER THE REPORTING PERIOD (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($) $ / shares shares
EVENTS AFTER THE REPORTING PERIOD
Stock Option Exercise Price | $ / shares	$ 0.41
Stock Warrant Exercise Price | $ / shares	$ 0.45
Proceeds from Stock Options Exercised | $	$ 329
Number of Stock Options Exercised	664,700
Number of Warrants Exercised	125,000
Share-Based Compensation, Deferred Share Units Granted	8,944
Share-Based Compensation, Fair Value of Award at Grant Date | $	$ 8
Restricted Stock Units Outstanding	1,170,000
Fair Value Of Stock Based Awards Granted | $	$ 1,147